Prepaid Expenses and Other Current Assets	12 Months Ended
Jan. 03, 2015
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

        Prepaid expenses and other current assets consisted of the following (in thousands):

At Fiscal Year End	2014	2013
Prepaid royalties	$42,698	$12,322
Prepaid taxes	34,094	29,645
Other receivables	14,840	7,378
Forward contracts	25,867	3,289
Prepaid rent	13,543	10,599
Restricted cash	125	39
Other prepaid expenses	20,359	23,048
Other	204	196

Prepaid expenses and other current assets	$151,730	$86,516